FINANCIAL INSTRUMENTS - Estimated fair value (Details) - Fair value, measurements, recurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 224,720	$ 174,223
Restricted cash	16,339	3,153
Liabilities:
Floating rate debt	2,135,671	1,553,928
Fixed rate debt	64,894	146,225
Fair Value, Inputs, Level 1
Assets:
Cash and cash equivalents	224,720	174,223
Restricted cash	16,339	3,153
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	2,135,671	1,553,928
Fixed rate debt	5,169	7,329
Fair Value, Inputs, Level 3
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	$ 59,725	$ 138,896